Additional Disclosures on Financial Instruments - Financial assets, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Additional Disclosures on Financial Instruments
Carrying amount	€ 184,041	€ 205,548
AC | Cash and cash equivalents
Additional Disclosures on Financial Instruments
Carrying amount	120,387	179,581
AC | Fixed term deposit
Additional Disclosures on Financial Instruments
Carrying amount	60,094	19,987
AC | Non-current security deposits
Additional Disclosures on Financial Instruments
Carrying amount	3,451	3,386
Fair value	3,110	3,265
AC | Security deposits
Additional Disclosures on Financial Instruments
Carrying amount	€ 109	€ 2,594